SBA Servicing Asset	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Transfers and Servicing [Abstract]
SBA Servicing Asset

NOTE 6. SBA SERVICING ASSET

SBA servicing assets are recognized separately when rights are acquired through the sale of the guaranteed portion of SBA loans. These servicing rights are initially measured at fair value at the date of sale and included in the gain on sale. Updated fair values are obtained from an independent third party on a quarterly basis and adjustments are presented in SBA loan servicing fees on the consolidated statements of income. To determine the fair value of SBA servicing rights, the Company uses market prices for comparable servicing contracts, when available, or alternatively, uses a valuation model that calculates the present value of estimated future net servicing income.

Loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of loans serviced for others were $299.6 million and $275.2 million at September 30, 2018 and December 31, 2017, respectively.

The risks inherent in the SBA servicing asset relate primarily to changes in prepayments that result from shifts in interest rates. The following summarizes the activity pertaining to SBA servicing rights, which are in the consolidated balance sheets, for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(Dollars in thousands)
Beginning balance	$3,521	$3,515	$3,411	$3,132
Origination of servicing assets	376	367	955	1,132
Change in fair value:
Due to run-off	(254)	(216)	(707)	(600)
Due to market changes	(82)	(172)	(98)	(170)

Ending balance	$3,561	$3,494	$3,561	$3,494

NOTE 8. SBA SERVICING ASSET, AS RESTATED

SBA servicing assets are recognized separately when rights are acquired through the sale of SBA guaranteed portion. These servicing rights are initially measured at fair value at the date of sale and included in the gain on sale. Updated fair values are obtained from an independent third party on a quarterly basis and adjustments are presented in SBA loan servicing fees on the consolidated statements of income. To determine the fair value of SBA Servicing Rights, the Company uses market prices for comparable servicing contracts, when available, or alternatively, uses a valuation model that calculates the present value of estimated future net servicing income.

Loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of loans serviced for others were $275.2 million and $234.4 million at December 31, 2017 and 2016, respectively.

The risks inherent in the SBA servicing asset relate primarily to changes in prepayments that result from shifts in interest rates. The following summarizes the activity pertaining to SBA servicing rights, which are in the consolidated balance sheets, for the years ended December 31, 2017 and 2016:

	December 31,
	2017	2016
	(Dollars in thousands)
Beginning balance	$3,132	$2,600
Origination of servicing assets	1,490	1,387
Change in fair value:
Due to run-off	(765)	(645)
Due to market changes	(446)	(210)

Ending balance	$3,411	$3,132